Segmented and geographic information	12 Months Ended
Oct. 31, 2018
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Segmented and geographic information
Note 30	Segmented and geographic information

CIBC has four SBUs – Canadian Personal and Small Business Banking, Canadian Commercial Banking and Wealth Management, U.S. Commercial Banking and Wealth Management, and Capital Markets. These SBUs are supported by Corporate and Other.

Canadian Personal and Small Business Banking provides personal and business clients across Canada with financial advice, products and services through a team in our banking centres, as well as through our direct, mobile and remote channels.

Canadian Commercial Banking and Wealth Management provides high-touch, relationship-oriented banking and wealth management services to middle-market companies, entrepreneurs, high-net-worth individuals and families across Canada. In addition, we provide asset management services to institutional investors.

U.S. Commercial Banking and Wealth Management provides high-touch, relationship-oriented commercial, personal and small business banking, as well as wealth management services to meet the needs of middle-market companies, executives, entrepreneurs, high-net-worth individuals and families in the markets we serve in the U.S.

Capital Markets provides integrated global markets products and services, investment banking advisory and execution, corporate banking and top-ranked research to corporate, government and institutional clients around the world.

Corporate and Other includes the following functional groups – Administration, Client Connectivity and Innovation, Finance, Human Resources and Communications, Internal Audit, Risk Management, and Technology and Operations, as well as other support groups. The expenses of these functional and support groups are generally allocated to the business lines within the SBUs. The functional and support costs of CIBC Bank USA are recognized directly in the U.S. Commercial Banking and Wealth Management SBU. Corporate and Other also includes the results of CIBC FirstCaribbean and other strategic investments, as well as other income statement and balance sheet items not directly attributable to the business lines.

Business unit allocations

Revenue, expenses, and other balance sheet resources related to certain activities are generally allocated to the lines of business within the SBUs.

Treasury activities impact the financial results of the SBUs. Each line of business within our SBUs is charged or credited with a market-based cost of funds on assets and liabilities, respectively, which impacts the revenue performance of the SBUs. Once the interest and liquidity risk inherent in our client-driven assets and liabilities is transfer priced into Treasury, it is managed within CIBC’s risk framework and limits. The residual financial results associated with Treasury activities are reported in Corporate and Other, with the exception of certain Treasury activities in U.S. Commercial Banking and Wealth Management, which are reported in that SBU. Capital is attributed to the SBUs in a manner that is intended to consistently measure and align economic costs with the underlying benefits and risks associated with SBU activities. Earnings on unattributed capital remain in Corporate and Other. We review our transfer pricing methodologies on an ongoing basis to ensure they reflect changing market environments and industry practices.

To measure and report the results of operations of the lines of business within our Canadian Personal and Small Business Banking and Canadian Commercial Banking and Wealth Management SBUs, we use a Manufacturer/Customer Segment/Distributor Management Model. The model uses certain estimates and allocation methodologies to process internal payments between lines of business for sales, renewals and trailer commissions to facilitate preparation of segmented financial information. Periodically, the sales, renewals and trailer commission rates paid to customer segments for certain products/services are revised and applied prospectively.

Non-interest expenses incurred by our functional groups are attributed to the SBUs to which they relate based on appropriate criteria.

As part of our adoption of IFRS 9 on November 1, 2017, we now recognize provision for credit losses on both impaired (stage 3) and performing (stages 1 and 2) loans in the respective SBUs. Prior to November 1, 2017, provision for credit losses on performing loans was recognized in Corporate and Other, with the exception of provision for credit losses related to CIBC Bank USA, which was recognized in U.S. Commercial Banking and Wealth Management, and provision for credit losses on: (i) performing residential mortgages greater than 90 days delinquent; and (ii) performing personal loans and scored small business loans greater than 30 days delinquent, which was recognized in Canadian Personal and Small Business Banking.

Changes made to our business segments

2018

We adopted IFRS 9 effective November 1, 2017. As permitted, prior period amounts were not restated. See Note 1 for additional details. Our adoption of IFRS 9 impacted how provision for credit losses is attributed to our SBUs. See the “Business unit allocations” section above for additional details.

2017

The following external reporting changes were made in 2017. Prior period amounts were reclassified accordingly. The changes impacted the results of our SBUs, but there was no impact on prior period consolidated net income resulting from these reclassifications.

Fourth Quarter

Changes to our organizational structure

On June 20, 2017, we announced changes to CIBC’s leadership team and organizational structure to further accelerate our transformation. As a result of these changes, our new reporting structure is as follows:

Canadian Personal and Small Business Banking – provides personal and small business clients across Canada with financial advice, products and services through a team of advisors in our banking centres, as well as through our direct, mobile and remote channels. Included in Canadian Personal and Small Business Banking are the following lines of business:

•	Personal and small business banking; and
•	Other.

Canadian Commercial Banking and Wealth Management – provides high-touch, relationship-oriented commercial and private banking, as well as wealth management services to meet the needs of middle-market companies, entrepreneurs, high-net-worth individuals and families, along with institutional clients across Canada. Included in Canadian Commercial Banking and Wealth Management are the following lines of business:

•	Commercial banking; and
•	Wealth management.

U.S. Commercial Banking and Wealth Management – provides high-touch, relationship-oriented commercial, personal and small business banking, as well as wealth management services to meet the needs of middle-market companies, executives, entrepreneurs, high-net-worth individuals and families in the markets we serve in the U.S. Included in U.S. Commercial Banking and Wealth Management are the following lines of business:

•	Commercial banking;
•	Wealth management; and
•	Other.

Capital Markets – provides integrated global markets products and services, investment banking advisory and execution, corporate banking and top-ranked research to corporate, government and institutional clients around the world. Included in Capital Markets are the following lines of business:

•	Global markets;
•	Corporate and investment banking; and
•	Other.

Corporate and Other – includes the following functional groups – Administration, Client Connectivity and Innovation, Finance, Human Resources and Communications, Internal Audit, Risk Management, and Technology and Operations, as well as other support groups. The expenses of these functional and support groups are generally allocated to the business lines within the SBUs. The functional and support costs of CIBC Bank USA are recognized directly in the expenses of U.S. Commercial Banking and Wealth Management. Corporate and Other also includes the results of CIBC FirstCaribbean and other strategic investments, as well as other income statement and balance sheet items not directly attributable to the business lines.

In addition to the above:

•	The results of Geneva Advisors is included in the wealth management line of business within U.S. Commercial Banking and Wealth Management, after the close of the acquisition on August 31, 2017;
•	The results of CIBC Investor’s Edge, previously reported in Canadian Wealth Management, are now included in Canadian Personal and Small Business Banking; and
•	The historical results of our minority investment in American Century Investments (ACI) sold in 2016 were reclassified from Canadian Wealth Management to Corporate and Other.

Changes to our transfer pricing methodology

The transfer pricing methodology used by Treasury to charge and credit the SBUs for the cost and benefit of funding assets and liabilities, respectively, was enhanced to better align to our liquidity risk models.

Third Quarter

U.S. Commercial Banking and Wealth Management

On June 23, 2017, we completed the acquisition of PrivateBancorp and its subsidiary, The PrivateBank, subsequently rebranded as CIBC Bank USA. As a result of the acquisition, a new U.S. Commercial Banking and Wealth Management SBU was created.

In addition to the results of CIBC Bank USA, U.S. Commercial Banking and Wealth Management includes:

•

The results of CIBC Atlantic Trust Private Wealth Management (subsequently rebranded, see Note 26 for additional details) in the wealth management line of business, previously reported in the private wealth management line of business within the Wealth Management SBU; and

•	The results of U.S. real estate finance in the commercial banking line of business, previously reported in the corporate and investment banking line of business within Capital Markets.

SBU name changes

Given the addition of the U.S. Commercial Banking and Wealth Management SBU, we changed the name of our Retail and Business Banking SBU to Canadian Retail and Business Banking, and the name of our Wealth Management SBU to Canadian Wealth Management. Further changes to our SBU structure were made in the fourth quarter, as noted above.

2016

The following external reporting changes were made in the first quarter of 2016. Prior period amounts were reclassified accordingly. The changes impacted the results of our SBUs, but there was no impact on consolidated net income resulting from these reclassifications.

•

In the corporate and investment banking and business banking lines of business within Capital Markets and Canadian Retail and Business Banking, respectively, our client segmentation was redefined in a manner that reinforced our client-focused strategy, and resulted in a greater degree of industry specialization and expertise, while providing enhanced client coverage. We transferred client accounts accordingly between these lines of business.

•

The transfer pricing methodology used by Treasury to charge and credit the SBUs for the cost and benefit of funding assets and liabilities, respectively, was enhanced to better align to our liquidity risk models.

In addition:

Within Capital Markets:

•

Equity and debt underwriting revenue, previously shared between the global markets and corporate and investment banking lines of business, was transferred to be reported entirely within the corporate and investment banking line of business.

Within Canadian Wealth Management:

•	The wealth advisory services business previously reported in the asset management line of business was transferred to the retail brokerage line of business.
•	An “other” line of business was established to include the results of ACI, previously reported in the asset management line of business.

Results by reporting segments and geographic areas

$ millions, for the year ended October 31		Canadian Personal and Small Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total	Canada (1)	U.S. (1)	Caribbean (1)	Other countries (1)
2018	Net interest income (2)	$6,167	$1,120	$1,236	$1,413	$129	$10,065	$7,963	$1,204	$793	$105
	Non-interest income	1,976	3,219	530	1,487	557	7,769	6,030	895	567	277
	Intersegment revenue (3)	462	(474)	–	12	–	–	n/a	n/a	n/a	n/a
	Total revenue	8,605	3,865	1,766	2,912	686	17,834	13,993	2,099	1,360	382
	Provision for (reversal of) credit losses	741	5	79	(30)	75	870	740	57	75	(2)
	Amortization and impairment (4)	98	9	107	4	439	657	469	136	44	8
	Other non-interest expenses	4,297	2,059	916	1,488	841	9,601	7,655	1,231	530	185
	Income (loss) before income taxes	3,469	1,792	664	1,450	(669)	6,706	5,129	675	711	191
	Income taxes (2)	922	485	99	381	(465)	1,422	1,021	288	72	41
	Net income (loss)	$2,547	$1,307	$565	$1,069	$(204)	$5,284	$4,108	$387	$639	$150
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$17	$17	$–	$–	$17	$–
	Equity shareholders	2,547	1,307	565	1,069	(221)	5,267	4,108	387	622	150
	Average assets (5)	$259,130	$55,713	$42,028	$166,231	$75,339	$598,441	$476,224	$80,935	$31,101	$10,181
2017	Net interest income (2)	$5,752	$984	$545	$1,647	$49	$8,977	$7,829	$449	$639	$60
	Non-interest income	2,193	3,045	331	1,164	570	7,303	5,720	675	646	262
	Intersegment revenue (3)	427	(439)	–	12	–	–	n/a	n/a	n/a	n/a
	Total revenue	8,372	3,590	876	2,823	619	16,280	13,549	1,124	1,285	322
	Provision for (reversal of) credit losses	766	16	84	(4)	(33)	829	730	68	31	–
	Amortization and impairment (4)	87	9	33	5	408	542	431	64	39	8
	Other non-interest expenses	4,261	2,012	501	1,368	887	9,029	7,534	805	518	172
	Income (loss) before income taxes	3,258	1,553	258	1,454	(643)	5,880	4,854	187	697	142
	Income taxes (2)	838	415	55	364	(510)	1,162	928	88	110	36
	Net income (loss)	$2,420	$1,138	$203	$1,090	$(133)	$4,718	$3,926	$99	$587	$106
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$19	$19	$–	$–	$19	$–
	Equity shareholders	2,420	1,138	203	1,090	(152)	4,699	3,926	99	568	106
	Average assets (5)	$246,316	$50,832	$19,905	$156,440	$68,872	$542,365	$451,831	$52,023	$28,553	$9,958
2016	Net interest income (2)	$5,473	$930	$169	$1,958	$(164)	$8,366	$7,639	$64	$577	$86
	Non-interest income	1,896	2,732	216	787	1,038	6,669	5,208	576	620	265
	Intersegment revenue (3)	379	(390)	–	11	–	–	n/a	n/a	n/a	n/a
	Total revenue	7,748	3,272	385	2,756	874	15,035	12,847	640	1,197	351
	Provision for (reversal of) credit losses	736	29	(2)	155	133	1,051	890	93	22	46
	Amortization and impairment (4)	91	13	14	5	339	462	374	46	35	7
	Other non-interest expenses	4,023	1,877	274	1,323	1,012	8,509	7,295	556	473	185
	Income (loss) before income taxes	2,898	1,353	99	1,273	(610)	5,013	4,288	(55)	667	113
	Income taxes (2)	738	362	12	281	(675)	718	616	(13)	87	28
	Net income (loss)	$2,160	$991	$87	$992	$65	$4,295	$3,672	$(42)	$580	$85
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$20	$20	$–	$–	$20	$–
	Equity shareholders	2,160	991	87	992	45	4,275	3,672	(42)	560	85
	Average assets (5)	$222,642	$46,555	$8,423	$154,805	$76,715	$509,140	$420,432	$53,694	$27,599	$7,415

(1)	Net income and average assets are allocated based on the geographic location where they are recorded.
(2)

U.S. Commercial Banking and Wealth Management and Capital Markets net interest income and income taxes include taxable equivalent basis (TEB) adjustments of $2 million and $278 million, respectively (2017: $2 million and $298 million, respectively; 2016: nil and $474 million, respectively) with an equivalent offset in Corporate and Other.

(3)	Intersegment revenue represents internal sales commissions and revenue allocations under the Manufacturer/Customer Segment/Distributor Management Model.
(4)	Comprises amortization and impairment of buildings, furniture, equipment, leasehold improvements, and software and other intangible assets.
(5)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
n/a	Not applicable.

The following table provides a breakdown of revenue from our reporting segments:

$ millions, for the year ended October 31	2018	2017 (1)	2016
Canadian Personal and Small Business Banking
Personal and small business banking	$8,556	$8,033	$7,675
Other	49	339	73
	$8,605	$8,372	$7,748
Canadian Commercial Banking and Wealth Management
Commercial banking	$1,488	$1,324	$1,211
Wealth management	2,377	2,266	2,061
	$3,865	$3,590	$3,272
U.S. Commercial Banking and Wealth Management (2)
Commercial banking	$1,197	$532	$166
Wealth management	563	324	217
Other	6	20	2
	$1,766	$876	$385
Capital Markets (2)
Global markets	$1,674	$1,601	$1,645
Corporate and investment banking	1,229	1,216	1,093
Other	9	6	18
	$2,912	$2,823	$2,756
Corporate and Other (2)
International banking	$663	$723	$722
Other	23	(104)	152
	$686	$619	$874

(1)	Certain information has been reclassified to conform to the funds transfer pricing methodology adopted in the current year relating to CIBC Bank USA.
(2)

U.S. Commercial Banking and Wealth Management and Capital Markets revenue includes a TEB adjustment of $2 million and $248 million, respectively (2017: $2 million and $298 million, respectively; 2016: nil and $474 million, respectively) with an equivalent offset in Corporate and Other.